CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Income Statement [Abstract]
Net loss for the period	$ (7,102,929)	$ (3,835,911)	$ (14,263,879)	$ (11,162,574)
Items that may be reclassified subsequently to the consolidated statement of operations
Unrealized loss on marketable securities (Note 5)	(102,214)	(100,829)	(47,241)	(344,747)
Realized loss included in net loss	0	4,039	0	4,039
Impairment of marketable securities	0	75,576	0	75,576
Other comprehensive loss	(102,214)	(21,214)	(47,241)	(265,132)
Comprehensive loss for the period	$ (7,205,143)	$ (3,857,125)	$ (14,311,120)	$ (11,427,706)